Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of fair value recurring basis using significant unobservable inputs [Abstract]
Balance
Contingent consideration resulting from SPAC Transaction	266,828
Contingent consideration resulting from BeeLive acquisition	39,755
Fair value change	14,068
Exchange difference	(13,252)
Reclassification to shares to be issued	(200,100)
Balance	107,299
Less: Contingent consideration – earn-out liability – non-current portion	15,116	$ 2,317
Contingent consideration – earn-out liability –current portion	¥ 92,183	$ 14,128